SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred offering costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Offering Cost
Deferred offering cost reclassed to additional-paid-in-capital upon IPO	$ 1,844
Deferred offering costs			$ 1,030	$ 815
Follow On Offering [Member]
Deferred Offering Cost
Deferred offering costs		$ 883
At The Market Offering [Member]
Deferred Offering Cost
Deferred offering costs		$ 347